Equity (Details 1) (Black Scholes Option Pricing Model [Member])	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Risk-free interest rate		3.50%
Expected option life (years)		6 years 3 months	10 years	10 years
Expected volatility		91.00%
Expected dividend rate	0.00%	0.00%	0.00%	0.00%
Minimum [Member]
Risk-free interest rate	0.83%		2.00%	2.50%
Expected option life (years)	6 years 3 months
Expected volatility	91.00%		91.00%	80.00%
Maximum [Member]
Risk-free interest rate	2.23%		3.50%	3.80%
Expected option life (years)	10 years
Expected volatility	92.00%		92.00%	97.00%